Long-term investment (Qoros) (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2021 CNY (¥)	Jan. 31, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Disclosure of associates [line items]
Borrowings					$ 1,530,033			$ 1,267,099
Quantum [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture				12.00%	12.00%
Chery [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture				25.00%	25.00%
Qoros [Member]
Disclosure of associates [line items]
Gain on third party investment in Qoros				$ 153,000
Percentage of interest sold				12.00%
Total consideration transferred									$ 245,000
Proportion of ownership interest in equity-accounted Investees	12.00%
Fair value loss on investements						$ 235,000
Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total consideration transferred | ¥	¥ 1,560
Amount of loan against pledged shares | ¥							¥ 1,200
Qoros [Member] | China, Yuan Renminbi [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings | ¥							¥ 1,200
Qoros [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture				63.00%	63.00%
Qoros [Member] | Remaining interest in Qoros of Kenon [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture		12.00%
New Qoros Investor [Member]
Disclosure of associates [line items]
Investments in joint ventures													$ 1,002,000
Proportion of ownership interest in joint venture			51.00%
Total consideration transferred													$ 504,000
Sale of remaining interest											$ 220,000
New Qoros Investor [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Investments in joint ventures | ¥			¥ 6,630
Total consideration transferred | ¥			¥ 3,315
Sale of remaining interest | ¥										¥ 1,560
New Qoros Investor in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture		24.00%
Sale of remaining interest												$ 220,000
New Qoros Investor in Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Sale of remaining interest | ¥		¥ 1,560
Kenon put option in relation to Qoros [Member]
Disclosure of associates [line items]
Percentage of interest sold		12.00%		12.00%
Kenon remaining interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture		12.00%